Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000193689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		14.16%	8.64%	9.81%
C000226678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class SC
Average Annual Return, Percent	[1]	14.18%	8.64%	9.81%
C000193690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		7.63%	(0.14%)	2.13%
C000213075 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class SC
Average Annual Return, Percent	[2]	7.34%	(0.34%)	1.90%
C000193691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		17.83%	13.80%	14.20%
C000213076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class SC
Average Annual Return, Percent	[3]	17.65%	13.58%	13.93%
C000193692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		9.72%	9.10%	11.37%
Sixty Russell 1000 Index and 40 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		13.73%	8.18%	9.85%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		17.37%	13.59%	14.59%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		12.81%	6.09%	9.62%

[1]	The inception date was April 13, 2021. Performance information was calculated using the historical performance of Class I shares for the periods prior to April 13, 2021.
[2]	The inception date was July 10, 2019. Performance information was calculated using the historical performance of Class I shares for the periods prior to July 10, 2019.
[3]	The inception date was July 10, 2019. Performance information was calculated using the historical performance of Class I shares for the periods prior to July 10, 2019.